ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	12 Months Ended	0 Months Ended			0 Months Ended							0 Months Ended					0 Months Ended			0 Months Ended
	Dec. 31, 2011 CNY	May 16, 2011 Expedia [Member] USD ($)	May 16, 2011 Expedia [Member] CNY	Dec. 31, 2013 Expedia [Member]	May 16, 2011 Tencent [Member] USD ($)	May 16, 2011 Tencent [Member] CNY	Dec. 31, 2013 Tencent [Member]	Dec. 31, 2013 High-vote ordinary shares [Member]	Dec. 31, 2012 High-vote ordinary shares [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Expedia [Member]	May 16, 2011 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2013 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 High-vote ordinary shares [Member] Tencent [Member]	Dec. 31, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	May 16, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2013 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	May 16, 2011 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2013 Ordinary shares [Member] Tencent [Member]	Dec. 31, 2012 Ordinary shares [Member] Tencent [Member]
Shares issued												5,038,500					5,400,500			6,031,500
Shares issued, value	548,738,742	$ 41,160,160	267,906,836		$ 84,306,565	548,738,742
Ordinary shares, issued shares								33,589,204	33,589,204	28,550,704	28,550,704		5,038,500	5,038,500	41,170,444	39,656,088		17,286,657	17,286,657		6,031,500	6,031,500
Ownership percentage				82.00%			15.00%